UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 161.3%
Long-Term Municipal Bonds - 161.3%
Alabama - 1.5%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,250,260
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,105,789

		6,356,049

Arizona - 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,743,439

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,176,620

California - 24.9%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,166,925
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32	5,720	6,549,228
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	5,331,225
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	7,000	7,178,230
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,204,792
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,567,661
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/28 (Pre-refunded/ETM)	5,800	6,142,374
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	2,012,614
Los Angeles Department of Water & Power
Series 2013A
5.00%, 7/01/30 (Pre-refunded/ETM)	90	105,584

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/30	$6,165	$7,127,911
Series 2013B
5.00%, 7/01/30	10,000	11,685,100
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	3,840	4,464,614
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (b)	11,340	13,035,585
State of California
Series 2013
5.00%, 11/01/30	5,800	6,651,962
University of California
Series 2012G
5.00%, 5/15/31	7,000	7,946,190
Series 2013A
5.00%, 5/15/30-5/15/32	9,855	11,420,645

		103,590,640

Colorado - 2.0%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,688,881
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	705	706,492

		8,395,373

Connecticut - 9.7%
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,175,408
Series 2013E
5.00%, 8/15/29	4,800	5,438,688
Series 2015F
5.00%, 11/15/32	5,000	5,586,700
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,679,500
Series 2012
5.00%, 1/01/29	13,855	15,698,269

		40,578,565

District of Columbia - 1.7%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	5,774,700

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	$1,000	$1,118,540

		6,893,240

Florida - 11.6%
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,560	4,857,312
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,079,120
City of Orlando FL
Series 2014A
5.00%, 11/01/44 (Pre-refunded/ETM)	7,720	9,228,488
5.25%, 11/01/33 (Pre-refunded/ETM)	5,620	6,812,171
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,088,070
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/33	2,075	2,255,981
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,773,308
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,864,745
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	9,686,322
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	5,667,100

		48,312,617

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,332,862

Hawaii - 2.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34-10/01/35	3,500	3,643,320
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,497,350

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 7/01/45	$2,500	$2,675,150

		11,815,820

Illinois - 10.2%
Chicago O’Hare International Airport
Series 2016B
5.00%, 1/01/41	5,000	5,430,100
Series 2016C
5.00%, 1/01/36-1/01/38	5,350	5,834,169
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,220,188
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	4,799,340
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/33-1/01/40	8,800	9,751,812
Series 2016A
5.00%, 12/01/32	2,025	2,277,193
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,003,070
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,036,390

		42,352,262

Indiana - 0.7%
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46	250	252,978
5.25%, 9/01/34	1,500	1,540,485
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,250	1,293,575

		3,087,038

Kentucky - 2.3%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
4.25%, 7/01/35	1,000	968,800
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/30	2,500	2,799,325
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,726,550

		9,494,675

Louisiana - 1.9%
City of New Orleans LA

	Principal Amount (000)	U.S. $ Value
AGC Series 2007A
5.00%, 12/01/22 (Pre-refunded/ETM)	$5,875	$6,070,637
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	1,200	1,220,256
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	535	578,116

		7,869,009

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/45	6,725	7,186,201

Massachusetts - 4.2%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	14,734,590
Series 2012B
5.00%, 8/15/30	2,480	2,852,446

		17,587,036

Michigan - 8.9%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,616,977
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,356,987
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/36	2,815	2,758,250
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,415,375
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	3,735	3,731,265
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23 (c)	2,140	1,991,099
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM)	7,840	8,614,435

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/29	$8,660	$9,379,300

		36,863,688

Minnesota - 0.7%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	2,700	3,038,607

Missouri - 0.5%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	2,000	2,091,860

New Jersey - 8.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/30-6/15/34	7,500	7,570,100
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,066,070
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	6,894,082
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,100	1,160,533
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,322,965
Series 2013A
5.00%, 1/01/31	5,000	5,604,650
Series 2016A
5.00%, 1/01/34	5,000	5,643,250

		35,261,650

New York - 28.8%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,784,008
Series 2012I
5.00%, 8/01/28	8,780	10,070,221
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,586,240
Series 2012F
5.00%, 11/15/27	1,575	1,813,203
Series 2013A
5.00%, 11/15/29	1,830	2,079,612
Series 2014B
5.25%, 11/15/34	4,000	4,624,360

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 11/15/32	$1,000	$1,144,590
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35 (b)	14,260	16,803,271
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,668,900
Series 2013D
5.00%, 6/15/34	3,600	4,099,320
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37 (b)	10,000	11,371,120
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B
5.00%, 11/01/24 (Pre-refunded/ETM)	3,040	3,070,765
5.00%, 11/01/24	2,485	2,508,483
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	1,135	1,302,538
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,628,204
Series 2012D
5.00%, 2/15/29	6,865	7,814,704
New York State Environmental Facilities Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	7,000	7,369,670
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	4,980,096
Series 2014-186
5.00%, 10/15/44	8,000	8,769,520
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,775	1,786,502
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	5,835,550

		120,110,877

North Carolina - 2.3%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22 (Pre-refunded/ETM)	1,080	1,139,929
North Carolina Medical Care Commission (Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	4,806,023
University of North Carolina at Greensboro
Series 2014
5.00%, 4/01/33	3,145	3,541,018

		9,486,970

	Principal Amount (000)	U.S. $ Value
Ohio - 0.0%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
Zero Coupon, 8/01/25 (d)	$1,840	$17,480
Series 2014
Zero Coupon, 8/01/25 (d)	248	2,353

		19,833

Oklahoma - 0.4%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,833,841

Oregon - 1.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM)	4,305	4,920,098
5.25%, 4/01/25	695	793,697

		5,713,795

Pennsylvania - 9.1%
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	501,005
Butler County Hospital Authority (Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	3,742,780
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	3,480	3,930,277
Montour School District
AGM Series 2015B
5.00%, 4/01/34-4/01/35	6,520	7,259,631
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	9,788,056
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,105,918
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (d)(e)(f)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,272,250

	Principal Amount (000)	U.S. $ Value
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	$400	$401,296

		38,012,713

South Carolina - 1.3%
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,361,350

Tennessee - 1.9%
Chattanooga-Hamilton County Hospital Authority (Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	7,764,900

Texas - 16.6%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28 (Pre-refunded/ETM)	960	1,034,467
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,362,813
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/36	1,740	1,854,666
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/33	5,000	5,621,250
Bexar County Health Facilities Development Corp.
Series 2007
5.00%, 7/01/27 (Pre-refunded/ETM)	70	71,168
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	335	336,387
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	3,768,240
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,330,852
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26	6,000	6,840,540
Dallas Independent School District
Series 2008
6.00%, 2/15/28 (Pre-refunded/ETM)	2,500	2,630,025
Dripping Springs Independent School District/TX
Series 2008
5.125%, 2/15/28 (Pre-refunded/ETM)	4,715	4,721,884
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	7,560	8,245,163
Love Field Airport Modernization Corp.
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/31	$1,000	$1,110,510
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/40	5,000	5,492,400
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	1,948,622
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,356,970
University of Texas System (The)
Series 2009A
5.25%, 8/15/22 (Pre-refunded/ETM)	6,825	7,253,405

		68,979,362

Washington - 2.6%
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	4,188,341
5.125%, 6/01/28	5,200	5,615,844
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,117,080

		10,921,265

Wisconsin - 0.2%
State of Wisconsin
Series 2003-3
5.00%, 11/01/26	725	727,364

Total Municipal Obligations (cost $642,134,851)		671,959,521

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (g)(h) (cost $2,123,023)	2,123,023	2,123,023

Total Investments - 161.8% (cost $644,257,874) (i)		674,082,544
Other assets less liabilities - (39.7)%		(165,411,069)
Preferred Shares at liquidation value - (22.1)%		(92,125,000)

Net Assets Applicable to Common Shareholders – 100.0%(j)		$416,546,475

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	$84,000	9/01/17	0.638%	SIFMA	*	$93,744

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $10,909,495 or 2.6% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.125%, 11/01/23	11/30/05	$2,126,110	$1,991,099	0.48%

(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,037,738 and gross unrealized depreciation of investments was $(4,213,068), resulting in net unrealized appreciation of $29,824,670.
(j)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 1.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis

AllianceBernstein National Municipal Income Fund

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Local Governments - Municipal Bonds	$	– 0	–	$644,395,556		$27,563,965		$671,959,521
Short-Term Investments		2,123,023		– 0	–	– 0	–	2,123,023

Total Investments in Securities		2,123,023		644,395,556		27,563,965		674,082,544
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	93,744		– 0	–	93,744
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$2,123,023		$644,489,300		$27,563,965		$674,176,288

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/16	$28,275,588		$28,275,588
Accrued discounts/(premiums)	(24,908)		(24,908)
Realized gain (loss)	2,372		2,372
Change in unrealized appreciation/depreciation	(699,272)		(699,272)
Purchases	70,185		70,185
Sales	(60,000)		(60,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/17	$27,563,965		$27,563,965

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/17	$(699,273)		$(699,273)

As of January 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended January 31, 2017 is as follows:

Market Value October 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2016 (000)	Dividend Income (000)
$5,721	$15,181	$18,779	$2,123	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017